Commitments and Contingencies Disclosure	3 Months Ended
Nov. 30, 2017
Notes
Commitments and Contingencies Disclosure

Note 8 – Commitments and Contingencies

Rental Agreement:

On August 7, 2015, the Company entered into a Commercial Single-Tenant Lease for a 26,550-square foot building in Oxnard, California, with monthly payments of $13,507 for sixty months, plus common area costs of $507.38 per month.  All company operations will be concentrated at the site.

Lease Commitments – following five fiscal years:

Fiscal year ended

August 31,

Year	Lease
2018	135,039
2019	168,173
2020	168,173

For the three months ended November 30, 2017 our rent expense was $45,013 compared to $46,523 for the three months ended November 30, 2016.